UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                  Date of reporting period: September 30, 2005
                     --------------------------------------

Item 1 -- Schedule of Investments.

Standish Mellon Fixed Income Fund

The Fund invests all of its investable assets in The Standish Mellon Fixed Income Portfolio (the "Fixed Income Portfolio"). The Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon Global Fixed Income Fund

The Fund invests all of its investable assets in The Standish Mellon Global Fixed Income Portfolio (the "Global Fixed Income Portfolio"). The Global Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon High Yield Bond Fund

The Fund invests all of its investable assets in The Standish Mellon High Yield Bond Portfolio (the "High Yield Bond Portfolio"). The High Yield Bond Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon Enhanced Yield Fund

The Fund invests all of its investable assets in The Standish Mellon Enhanced Yield Portfolio (the "Enhanced Yield Portfolio"). The Enhanced Yield Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund
            Schedule of Investments - September 30, 2005 (Unaudited)

Security Description                          Rate            Maturity                          Par Value          Market Value
-------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 92.1%
BONDS AND NOTES - 89.2%
Corporate-2.4%
Communications-0.4%
Qwest Corp. 144A (a)                          7.120           6/15/2013           USD             550,000          $    572,000
RH Donnelley Finance Corp. 144A               8.875          12/15/2010                           125,000               134,063
                                                                                                                   ------------
                                                                                                                        706,063
                                                                                                                   ------------

Consumer Cyclical-0.4%
Mohegan Tribal Gaming Authority               8.000            4/1/2012                           650,000               685,750
                                                                                                                   ------------

Financial-1.3%
Chevy Chase Bank FSB                          6.875           12/1/2013                           705,000               724,388
Glencore Funding LLC 144A                     6.000           4/15/2014                           430,000               407,345
Residential Capital Corp. 144A                6.375           6/30/2010                           225,000               227,943
Residential Capital Corp. 144A                6.875           6/30/2015                           380,000               397,636
Residential Capital Corp. 144A (a)            5.385           6/29/2007                           745,000               751,163
                                                                                                                   ------------
                                                                                                                      2,508,475
                                                                                                                   ------------

Utilities-0.3%
AES Corp. 144A                                8.750           5/15/2013                           610,000               667,950
                                                                                                                   ------------
Total Corporate Bonds(Cost $4,477,402)                                                                                4,568,238
                                                                                                                   ------------

Sovereign Bonds-4.6%
Argentina Bonos (a)                           1.162            8/3/2012                           675,000               541,688
Egyptian Treasury Bill 144A                   7.500           3/23/2006                         2,035,000             2,035,448
Egyptian Treasury Bill 144A                   9.000           7/14/2006                           535,000               540,858
Republic of Brazil (a)                        2.063           4/15/2012                           444,712               437,763
Republic of Panama                            8.875           9/30/2027                           445,000               541,788
Republic of Peru                              7.350           7/21/2025                           365,000               386,900
Republic of Philippines                       9.375           1/18/2017                           490,000               537,163
Republic of South Africa                      9.125           5/19/2009                           275,000               313,156
Republic of South Africa                      7.375           4/25/2012                           370,000               417,175
Russian Federation                           11.000           7/24/2018                           360,000               549,000
Russian Federation                           12.750           6/24/2028                           480,000               904,800
Russian Federation                            5.000           3/31/2030                           735,000               843,413
Russian Ministry of Finance                   3.000           5/14/2008                           570,000               542,640
Salomon Brothers AF for Tyumen Oil Co.       11.000           11/6/2007                           385,000               426,773
                                                                                                                   ------------
Total Sovereign Bonds (Cost $8,707,027)                                                                               9,018,565
                                                                                                                   ------------

Yankee Bonds-0.3%
Naftogaz Ukrainy                              8.125           9/30/2009                           300,000               318,750
Rogers Wireless, Inc.                         7.500           3/15/2015                           255,000               274,763
                                                                                                                   ------------
Total Yankee Bonds (Cost $571,298)                                                                                      593,513
                                                                                                                   ------------

Foreign Denominated -75.0%
Australia - 11.7%
Australian Government Bond                    5.750           6/15/2011           AUD          21,710,000            16,893,809
Australian Government Bond                    6.000           2/15/2017                         7,430,000             5,953,142
                                                                                                                   ------------
                                                                                                                     22,846,951
                                                                                                                   ------------

Brazil-0.3%
Republic of Brazil (d)                       12.500            1/5/2016           BRL           1,235,000               532,719
                                                                                                                   ------------

Canada - 0.9%
Canadian Pacific Railway Ltd. 144A            4.900           6/15/2010           CAD           2,000,000             1,784,920
                                                                                                                   ------------

Denmark - 1.2%
Realkredit Danmark A/S                        4.000            1/1/2006           DKK          13,965,000             2,257,999
                                                                                                                   ------------

Euro - 39.6%
Allied Irish Bank UK (a)                      4.781          12/10/2049           EUR             665,000               811,918
ASIF III                                      5.125           5/10/2007                           900,000             1,123,692
Autostrade Spa (a)                            2.552            6/9/2011                           900,000             1,090,903
Barclays Bank PLC (a)                         4.875          12/15/2014                           660,000               820,779
Belgium Government Bond                       4.250           9/28/2013                         3,270,000             4,264,027
Bombardier, Inc.                              5.750           2/22/2008                           420,000               508,927
Bundesobligation                              4.500           8/17/2007                        10,365,000            12,931,671
Bundesobligation                              3.000           4/11/2008                           435,000               529,640
Bundesrepub Deutschland                       5.250            7/4/2010                         1,910,000             2,552,710
Citigroup Inc                                 2.237            6/3/2011                         1,250,000             1,502,450
Daimlerchrysler International Finance         7.000           3/21/2011                           385,000               543,336
Deutsche Bundesrepublik                       5.000            7/4/2011                         2,310,000             3,098,177
Deutsche Cap Trust IV (a)                     5.330           9/29/2049                           600,000               797,321
Deutsche Republic                             4.500            1/4/2013                           365,000               482,651
Deutsche Republic                             3.250            7/4/2015                         2,930,000             3,548,411
Deutsche Republic                             4.750            7/4/2034                         7,020,000            10,185,990
Deutsche Telekom International Finance BV     6.625           7/11/2011                           700,000               991,415
FCE Bank PLC (a)                              2.389           6/28/2006                         3,775,000             4,496,735
Finmeccanica Spa                              4.875           3/24/2025                           550,000               692,227
France Telecom SA                             7.250           1/28/2013                           345,000               515,612
GE Capital European Funding                   2.198            5/4/2011                         1,260,000             1,513,313
General Motors Acceptance Corp.               4.375           9/26/2006                           440,000               528,247
Glencore Finance Europe SA/Luxembourg         5.375           9/30/2011                           885,000             1,103,642
GMAC International Finance BV (a)             3.876            8/4/2006                         1,265,000             1,515,820
HBOS PLC                                      6.050          11/23/2049                           390,000               537,235
Hellenic Republic Government Bond             3.700           7/20/2015                         3,350,000             4,136,605
Hilton Group Finance PLC                      6.500           7/17/2009                           565,000               758,727
Household Finance Corp.                       6.500            5/5/2009                           335,000               451,588
Kappa Beheer BV                              10.625           7/15/2009                           365,000               457,148
Kingdom of Denmark                            3.125          10/15/2010                         1,765,000             2,158,958
Linde Finance BV                              6.000           7/29/2049                           545,000               699,156
MPS Capital Trust I                           7.990            2/7/2011                           550,000               796,690
Natexis Banques Populaires                    4.375           6/20/2013                           615,000               791,335
National Westminster Bank PLC                 6.625           10/5/2009                           400,000               544,500
Netherlands Government Bond                   5.500           7/15/2010                         2,155,000             2,908,867
Owens-Brockway Glass Containers               6.750           12/1/2014                           520,000               634,099
Resona Bank Ltd. 144A                         4.125           1/10/2049                           310,000               369,507
Sogerim                                       7.000           4/20/2011                           385,000               551,140

Sumitomo Mitsui Banking Corp. 144A (a)        4.375           7/15/2049                           575,000               693,005
Telenor ASA                                   5.875           12/5/2012                         1,100,000             1,534,954
Tyco International Group SA                   5.500          11/19/2008                           760,000               981,544
Veolia Environnement                          4.875           5/28/2013                           620,000               820,646
Volkswagen International Finance NV           4.875           5/22/2013                           755,000               985,531
                                                                                                                   ------------
                                                                                                                     76,960,849
                                                                                                                   ------------

United Kingdom - 7.9%
Inco                                         15.750           7/15/2006           GBP             796,000             1,486,215
United Kingdom Gilt                           4.750            6/7/2010                         3,015,000             5,434,734
United Kingdom Gilt                           8.000           9/27/2013                         2,440,000             5,375,750
United Kingdom Gilt                           4.250            6/7/2032                         1,710,000             3,015,211
                                                                                                                   ------------
                                                                                                                     15,311,910
                                                                                                                   ------------

Japan-3.9%
Development Bank of Japan                     1.700           9/20/2022           JPY         468,000,000             4,016,843
European Investment Bank                      1.400           6/20/2017                       420,000,000             3,634,334
                                                                                                                   ------------
                                                                                                                      7,651,177
                                                                                                                   ------------

Mexico-0.4%
Mexican Fixed Rate Bonds                      8.000          12/19/2013           MXN           7,670,000               689,979
                                                                                                                   ------------

Singapore-2.9%
Singapore Government Bond                     3.500            7/1/2012           SGD           9,300,000             5,764,357
                                                                                                                   ------------

Swedish-6.2%
Swedish Government (d)                        8.000           8/15/2007           SEK          19,190,000             2,736,369
Swedish Government                            5.250           3/15/2011                        64,265,000             9,314,723
                                                                                                                   ------------
                                                                                                                     12,051,092
                                                                                                                   ------------
Total Foreign Denominated (Cost $146,452,457)                                                                       145,851,953
                                                                                                                   ------------

US Treasury Obligations-6.9%
U.S. Treasury Inflation-Indexed Bond
  (Cost $13,101,867)                          0.875           4/15/2010           USD          13,684,953            13,335,343
                                                                                                                   ------------
TOTAL BONDS AND NOTES (Cost $173,310,051)                                                                           173,367,612
                                                                                                                   ------------

                                                                                            Contract Size
                                                                                            -------------
PURCHASED OPTIONS-0.1%
EUR Put USD Call, Strike Price 1.20, 3/16/2006                                                     41,150                75,305
EUR Put USD Call, Strike Price 1.20, 2/23/2006                                                     41,550                80,192
                                                                                                                   ------------
TOTAL PURCHASED OPTIONS (COST $119,855)                                                                                 155,497
                                                                                                                   ------------

SHORT TERM INVESTMENTS-2.0%
U.S. Treasury-2.0%
Treasury Bill (b) (c) (d)                     3.370           12/1/2005           USD           3,805,000             3,783,292
Treasury Bill (b) (c)                         3.340          12/15/2005                           150,000               149,015
                                                                                                                   ------------
Total Short Term Investments -
  (Cost $3,932,248)                                                                                                   3,932,307
                                                                                                                   ------------

                                                                                               Shares
                                                                                            -------------
INVESTMENT OF CASH COLLATERAL - 0.8%
BlackRock Cash Strategies L.L.C.
  (Cost $1,596,692)                           3.930                                             1,596,692             1,596,692
                                                                                                                   ------------
TOTAL UNAFFILIATED INVESTMENTS
  (Cost $178,958,846)                                                                                               179,052,108
                                                                                                                   ------------

AFFILIATED INVESTMENTS-3.8%
Dreyfus Institutional Preferred Plus
  Money Market Fund (e) (Cost $7,392,298)     3.730                                             7,392,298             7,392,298
                                                                                                                   ------------

TOTAL INVESTMENTS - 95.9% (Cost $186,351,144)                                                                       186,444,406
                                                                                                                   ------------
Other Assets, Less Liabilities - 4.1%                                                                                 7,916,819
                                                                                                                   ------------
NET ASSETS - 100.0%                                                                                                $194,361,225
                                                                                                                   ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. these securities may be resold in transactions exempt from registration to qualified buyers.
At the period end the value of these securities amounted to $7,913,888 or 4.1%
  of net assets.
AUD-Australian Dollar
BRL-Brazilian Real
CAD-Canadian Dollar
DKK-Danish Krone
EUR-Euro
GBP-British Pound
JPY-Japanese Yen
MXN-Mexico Peso
SGD-Singapore Dollar
SEK-Swedish Krona
(a) Variable Rate Security; rate indicated is as if 9/30/2005.
(b) Denotes all or part of security segregated as collateral.
(c) Rate noted is yield to maturity.
(d) Security, or a portion of thereof, was on loan at September 30, 2005.
(e) Affiliated institutional money market fund.

At September 30, 2005 the Fund held the following futures contracts:

                                                             Expiration         Underlying Face      Unrealized
Contract                                   Position             Date            Amount at Value         Gain
---------------------------------------------------------------------------------------------------------------
US 5 Year Treasury (195 Contracts)          Short            12/19/2005          $ 20,944,219          $ 48,750
                                                                                 ==============================

At September 30, 2005 the Fund held the following forward foreign currency exchange contracts:

                               Local                    Contract        Value at September      Amount              Unrealized
Contracts to Deliver       Principal Amount            Value Date           30, 2005          to Receive            Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar             4,022,980                 9/30/2005        $   3,067,522       $  3,053,844           $   (13,678)
Australian Dollar            31,920,000                12/21/2005           24,252,805         24,568,861               316,056
Brazilian Real                2,200,000                 2/10/2006              940,418            789,524              (150,894)
Canadian Dollar               2,150,000                12/21/2005            1,855,066          1,809,642               (45,424)
Danish Krone                 24,490,000                12/21/2005            3,961,505          4,106,855               145,350
Euro                          8,492,829                 10/3/2005           10,203,285         10,204,135                   850
Euro                         71,352,000                12/21/2005           86,093,514         88,075,831             1,982,317
British Pound Sterling          335,743                 10/3/2005              591,713            591,344                  (369)
British Pound Sterling        8,200,000                12/21/2005           14,436,154         15,059,874               623,720
Japanese Yen                889,740,000                12/21/2005            7,911,860          8,174,376               262,516
Swedish Krona                15,496,410                 10/3/2005            2,000,079          1,993,107                (6,972)
Swedish Krona               108,380,000                12/21/2005           14,066,751         14,545,611               478,860
Singapore Dollar             10,745,000                12/21/2005            6,372,367          6,414,734                42,367
                                                                         ------------------------------------------------------
Total                                                                    $ 175,753,039       $179,387,738           $ 3,634,699
                                                                         ======================================================

                               Local                    Contract        Value at September      Amount             Unrealized
Contracts to Receive       Principal Amount            Value Date           30, 2005          to Deliver           Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar           4,020,000                  12/21/2005        $ 3,054,395         $ 3,041,090            $ 13,305
Brazilian Real              1,330,000                  12/21/2005            578,504             555,092              23,412
Brazilian Real              2,200,000                   2/10/2006            940,419             733,333             207,086
Euro                        8,490,000                  12/21/2005         10,244,057          10,242,336               1,721
British Pound Sterling        330,000                  12/21/2005            580,967             580,620                 347
Swedish Krona              15,490,000                  12/21/2005          2,010,463           2,002,974               7,489
                                                                        -------------------------------------------------------
Total                                                                   $ 17,408,805        $ 17,155,445           $ 253,360
                                                                        =======================================================

At September 30th, 2005, the Fund held the following open swap agreements:

Credit Default Swaps

                                                                                     Pay/
                                                                                   Receive                            Unrealized
                                                                       Buy/Sell     Fixed    Expiration  Notional    Appreciation/
Counterparty              Reference Entity                            Protection     Rate       Date      Amount     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns      Alcoa, Inc., 6.000% due 1/15/2012                      Buy        0.415%   6/20/2010 $    328,000    $ (2,405)
Bear Stearns      Alcoa, Inc., 6.500% due 6/1/2011                       Buy        0.520%   6/20/2010      727,000      (8,583)
Bear Stearns      Conocophillips, 4.750% due 10/15/2012                  Buy        0.310%   6/20/2010    1,055,000      (5,516)
Bear Stearns      Nucor Corp., 4.875% due 10/01/2012                     Buy        0.400%   6/20/2010      494,000      (3,633)
Bear Stearns      Ukraine Government, 7.650% due 6/11/2013               Sell       2.840%  12/20/2009      840,000      45,079
Citigroup         Ford Motor Credit Co., 7.000% due 10/1/2013            Sell       4.000%   6/20/2008    1,100,000      25,807
Citigroup         Ford Motor Credit Co., 7.000% due 10/1/2013            Buy        4.500%   6/20/2010      755,000      (8,030)
Goldman           Consolidated Natural Gas Co., 6.000% due 10/15/2010    Sell       0.200%   3/20/2006    6,140,000       4,344
                                                                                                       ----------------------------
                                                                                                       $ 11,439,000    $ 47,063
                                                                                                       ============================

Interest Rate Swaps

                                                                                                  Unrealized
                                         Pay/Receive                 Expiration     Notional     Appreciation/
Counterparty      Floating Rate Index    Floating Rate   Fixed Rate     Date          Amount     (Depreciation)
---------------------------------------------------------------------------------------------------------------
Bear Stearns      USD - LIBOR -  BBA       Pay           3.907%      11/19/2009   $    840,000   $ (14,501)
JPMorgan          USD - LIBOR -  BBA       Pay           4.115%       5/17/2008     10,550,000     (12,026)
JPMorgan          USD - LIBOR -  BBA     Receive         4.590%       5/17/2015     10,550,000      18,088
                                                                                  -----------------------------
                                                                                  $ 21,940,000   $  (8,439)
                                                                                  =============================

September 30, 2005, the Fund held the following written option contracts:

Written Call Options                                                                Contracts      Value
---------------------------------------------------------------------------------------------------------
USD Call Euro Call, Strike Price 1.2, 3/20/06 (premiums received $48,559)               1        $ 28,046
                                                                                   ======================

Written Put Options                                                                 Contracts     Value
---------------------------------------------------------------------------------------------------------
USD Put EUR Call, Strike Price 1.28, 2/27/06 (premiums received $41,971)                1        $ 23,044
                                                                                   ======================

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund
            Schedule of Investments - September 30, 2005 (Unaudited)

Security Description                            Rate            Maturity                          Par Value          Market Value
---------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 119.7%
BONDS AND NOTES - 113.3%
Asset Backed-20.5%
Accredited Mortgage Loan
  Trust 2005-1 A2A (a)                        3.930           4/25/2035           USD              16,533              $  16,536
Accredited Mortgage Loan
  Trust 2005-3 A2                             3.930          10/25/2035                            48,620                 48,619
Accredited Mortgage Loan
  Trust 2005-2 A2A                            3.930           7/25/2035                            23,245                 23,240
ACE Securities Corp. 2005-HE1
  A2A (a)                                     3.950           2/25/2035                            18,087                 18,090
Ameriquest Mortgage Securities
  Inc. 2003-8 AF3                             4.370          10/25/2033                            67,000                 66,814
Banc of America Commercial Mortgage,
  Inc. 2005-2 A2                              4.247           7/10/2043                            44,000                 43,570
Bear Stearns Asset Backed Securities,
  Inc. 2005-HE2 1A1 (a)                       3.940           2/25/2035                            20,284                 20,288
Bear Stearns Asset Backed Securities,
  Inc. 2005-HE3 1A1 (a)                       3.910           3/25/2035                            65,171                 65,180
Capital One Multi-Asset Execution
  Trust 2004-C1 C1                            3.400          11/16/2009                            58,000                 57,040
Capital One Prime Auto Receivables
  Trust 2004-1 A3                             2.020          11/15/2007                             6,593                  6,542
Centex Home Equity 2004-B AF2                 2.375          12/25/2021                            19,010                 18,924
Centex Home Equity Co. LLC 2004-2 A1 (a)      4.000           1/25/2025                            19,980                 19,982
Chase Credit Card Master Trust 2002-6 B (a)   4.118           1/15/2008                            56,000                 56,001
Chase Credit Card Master Trust 2002-8 A (a)   3.828           3/17/2008                            48,000                 48,003
Chase Manhattan Auto Owner Trust 2003-A A3    1.520           5/15/2007                            59,352                 59,115
Chase Manhattan Auto Owner Trust 2003-C CTFS  2.780           6/15/2010                            56,046                 55,050
Citigroup Mortgage Loan Trust, Inc.
  2005-WF2 AF7                                5.249           8/25/2035                            55,000                 54,933
Countrywide Alternative Loan Trust
  2005-J4 2A1B                                3.761           7/25/2035                            30,093                 30,054
Countrywide Asset-backed Certificates
  2004-14 A1 (a)                              3.970           6/25/2035                            14,691                 14,692
Countrywide Asset-Backed Certificates
  2005-2 2A1 (a)                              3.920           8/25/2035                            21,250                 21,253
Ford Credit Auto Owner Trust 2005-B B         4.640           4/15/2010                            35,000                 34,823
Fremont Home Loan Trust 2005-1 2A1 (a)        3.930           6/25/2035                            22,642                 22,653
Green Tree Financial Corp. 1994-7 M1          9.250           3/15/2020                            25,915                 27,428
Home Equity Asset Trust 2005-5 2A1            3.940          11/25/2035                            40,034                 40,033
Hyundai Auto Receivables Trust 2004-A B       3.460           8/15/2011                            62,000                 60,519
JP Morgan Chase Commercial Mortgage Sec.
  Co. 2005-LDP4 A2                            4.790          10/15/2042                            30,000                 29,927
Merrill Lynch Mortgage Investors, Inc.
  2005-NC1 A2A (a)                            3.940          10/25/2035                             9,177                  9,178
Merrill Lynch Mortgage Investors, Inc.
  2005-WMC1 A2A (a)                           3.930           9/25/2035                            16,514                 16,517
Merrill Lynch Mortgage Trust, Inc.
  2005-CIP1 A2                                4.960           6/12/2010                            25,000                 25,076
Morgan Stanley ABS Capital I
  2005-WMC2 A2A (a)                           3.910           2/25/2035                            17,400                 17,402
Nomura Asset Acceptance Corp.
  2005-AP2 A5 (a)                             4.976           5/25/2035                            28,000                 27,386
Nomura Asset Acceptance Corp.
  2005-WF1 2A5                                5.159           3/25/2035                            28,000                 27,631
Opteum Mortgage Acceptance Corp.
  2005-1 A2 (a)                               3.970           2/25/2035                            61,561                 61,560
Origen Manufactured Housing 2005-A A1         4.060           7/15/2013                            46,351                 46,149
Residential Asset Mortgage Products, Inc.
  2005-RS2 AII1 (a)                           3.940           2/25/2035                            58,972                 58,990
Residential Asset Mortgage Products, Inc.
  2003-RS9 MI1                                5.800          10/25/2033                            25,000                 25,044
Residential Asset Mortgage Products, Inc.
  2005-RS3 AI1 (a)                            3.930           3/25/2035                            44,204                 44,210
Residential Asset Mortgage Products, Inc.,
  2004-RS8 AI2                                3.810           1/25/2026                            70,000                 69,622
Residential Asset Securities Corp.
  2004-KS10 AI1 (a)                           4.000          10/25/2013                            17,380                 17,384
Residential Asset Securities Corp.
  2005-EMX1 AI1 (a)                           3.930           3/25/2035                            23,606                 23,610
Specialty Underwriting & Residential
  Finance 2004-BC4 A2A (a)                    3.980          10/25/2035                            30,545                 30,553
Specialty Underwriting & Residential
  Finance 2005-BC1 A1A (a)                    3.940          12/25/2035                            18,406                 18,407
Structured Adjustable Rate Mortgage
  Loan 2005-8XS A1 (a)                        3.930           4/25/2035                            32,720                 32,720
USAA Auto Owner Trust 2004-1 A3               2.060           4/15/2008                            56,754                 56,063
Washington Mutual 2003-AR10 A5                4.078          10/25/2033                            72,000                 70,787
Washington Mutual 2004-AR7 A6                 3.955           7/25/2034                            67,000                 65,138
Washington Mutual 2004-AR9 A7                 4.196           8/25/2034                            47,000                 46,214
Washington Mutual 2005-AR4 A4B                4.684           4/25/2035                            56,000                 55,405
WFS Financial Owner TR2004-3 B                3.510           2/17/2012                            25,647                 25,148
WFS Financial Owner Trust 2003-3 A4           3.250           5/20/2011                            62,000                 61,050
WFS Financial Owner Trust 2004-4 C            3.210           5/17/2012                            40,656                 39,936
WFS Financial Owner Trust 2005-2 B            4.570          11/19/2012                            56,000                 55,790
Whole Auto Loan Trust 2003-1 C                3.130           3/15/2010                            24,824                 24,599
                                                                                                                      ----------
Total Asset Backed (Cost $2,023,714)                                                                                   2,010,878
                                                                                                                      ----------

Collateralized Mortgage Obligations-9.8%
Crown Castle Towers LLC, 2005-1A D 144A       5.612           6/15/2035                            45,000                 44,248
Fannie Mae Granto Trust 2001-T6 B             6.088           5/25/2011                            76,000                 80,875
FNMA Grantor Trust 2002-T11 A                 4.769           4/25/2012                            32,935                 33,018
GNMA 2003-48 AC                               2.712           2/16/2020                            48,630                 46,778
GNMA 2003-72 A                                3.206           4/16/2018                            28,233                 27,419
GNMA 2003-88 AC                               2.914           6/16/2018                            28,939                 27,860
GNMA 2003-96 B                                3.607           8/16/2018                            70,000                 68,193
GNMA 2004-12A                                 3.110           1/16/2019                            58,227                 55,935
GNMA 2004-25 AC                               3.377           1/16/2023                            59,490                 57,490
GNMA 2004-43 A                                2.822          12/16/2019                            61,376                 58,825
GNMA 2004-51 A                                4.145           2/16/2018                            58,022                 57,127
GNMA 2004-57 A                                3.022           1/16/2019                            32,097                 30,905
GNMA 2004-67 A                                3.648           9/16/2017                            62,638                 61,110
GNMA 2004-77 A                                3.402           3/16/2020                            53,203                 51,522
GNMA 2004-97 AB                               3.084           4/16/2022                            60,150                 57,748
GNMA 2005-12 A                                4.044           5/16/2021                            20,557                 20,186
GNMA 2005-14 A                                4.130           2/16/2027                            65,112                 63,895
GNMA 2005-32 B                                4.385           8/16/2030                            34,000                 33,523
GNMA 2005-50                                  4.015          11/16/2010                            37,834                 37,051
GNMA 2005-52 A                                4.287           9/16/2025                            18,927                 18,642
GNR 2005-29 A                                 4.016           7/16/2027                            27,293                 26,688
Structured Asset Mortgage Investments,
  Inc. 1998-2 B                               6.750           4/30/2030                             2,393                  2,381
                                                                                                                      ----------
Total Collateralized Mortgage Obligations
  (Cost $990,146)                                                                                                        961,419
                                                                                                                      ----------

Corporate-30.4%
Banking-3.4%
CBA Capital Trust I 144A                      5.805           6/30/2015                            46,000                 47,639
JPMorgan Chase & Co                           5.125           9/15/2014                            64,000                 63,839
MBNA Corp.                                    6.125            3/1/2013                            55,000                 58,679
Suntrust Capital II                           7.900           6/15/2027                            59,000                 63,680
Wells Fargo & Co.                             6.375            8/1/2011                            30,000                 32,134
Zions Bancorporation                          2.700            5/1/2006                            32,000                 31,677
Zions Bancorporation                          6.000           9/15/2015                            36,000                 38,219
                                                                                                                      ----------
                                                                                                                         335,867
                                                                                                                      ----------

Basic Materials-1.1%
Cabot Corp. 144A                              5.250            9/1/2013                            60,000                 59,293

ICI Wilmington, Inc.                          4.375           12/1/2008                             9,000                  8,848
Westvaco Corp.                                7.950           2/15/2031                            19,000                 22,587
Weyerhaeuser Co                               7.375           3/15/2032                            13,000                 14,706
                                                                                                                      ----------
                                                                                                                         105,434
                                                                                                                      ----------

Communications-2.4%
Comcast Corp. (c)                             5.500           3/15/2011                            35,000                 35,667
New Cingular Wireless Services, Inc.          8.750            3/1/2031                            12,000                 16,198
News America Holdings Inc.                    7.700          10/30/2025                            39,000                 45,606
SBC Communications, Inc.                      5.625           6/15/2016                            23,000                 23,512
Sprint Capital Corp.                          8.750           3/15/2032                            47,000                 63,024
Time Warner, Inc.                             6.750           4/15/2011                            28,000                 30,070
Verizon Global Funding Corp.                  7.750           6/15/2032                            16,000                 19,531
                                                                                                                      ----------
                                                                                                                         233,608
                                                                                                                      ----------

Consumer Cyclical-0.8%
DaimlerChrysler NA Holding Corp.              8.500           1/18/2031                             9,000                 10,896
Darden Restaurants                            6.000           8/15/2035                            20,000                 18,888
Heinz (H.J.) Co. 144A (a)                     6.189           12/1/2005                            48,000                 48,125
                                                                                                                      ----------
                                                                                                                          77,909
                                                                                                                      ----------

Consumer Noncyclical-1.7%
Aramark Services Inc                          6.375           2/15/2008                            16,000                 16,504
Aramark Services, Inc.                        7.000           7/15/2006                            21,000                 21,282
Kroger Co.                                    8.050            2/1/2010                            36,000                 39,673
RR Donnelley & Sons Co.                       4.950            4/1/2014                            50,000                 48,056
Safeway, Inc. (c)                             7.250            2/1/2031                            20,000                 21,153
Wyeth                                         5.500            2/1/2014                            16,000                 16,396
                                                                                                                      ----------
                                                                                                                         163,064
                                                                                                                      ----------

Energy-2.0%
Amerada Hess Corp.                            6.650           8/15/2011                            13,000                 14,046
Amerada Hess Corp.                            7.300           8/15/2031                            23,000                 26,833
Amoco Co.                                     6.500            8/1/2007                            50,000                 51,647
Chevron Phillips                              7.000           3/15/2011                            38,000                 41,209
Enbridge Energy Partners                      6.300          12/15/2034                            15,000                 15,263
Halliburton Co. (c)                           5.500          10/15/2010                            15,000                 15,490
XTO Energy, Inc.                              7.500           4/15/2012                            29,000                 32,666
                                                                                                                      ----------
                                                                                                                         197,154
                                                                                                                      ----------

Financial-11.2%
Archstone-Smith Operating Trust REIT          5.000           8/15/2007                            16,000                 16,061
Archstone-Smith Operating Trust REIT          5.250            5/1/2015                            11,000                 10,947
Arden Realty LP                               5.250            3/1/2015                            16,000                 15,688
Bear Stearns Cos., Inc.                       4.500          10/28/2010                            21,000                 20,678
Boeing Capital Corp.                          7.375           9/27/2010                            43,000                 47,972
Boston Properties, Inc.                       6.250           1/15/2013                            38,000                 40,270
Caterpillar Financial Service Corp.           3.100           5/15/2007                            35,000                 34,243
Countrywide Home Loans, Inc.                  4.000           3/22/2011                            20,000                 19,000
Credit Suisse FB USA, Inc.                    5.125           8/15/2015                            60,000                 59,785
Duke Realty LP                                3.500           11/1/2007                            34,000                 33,080
Duke Realty LP                                7.750          11/15/2009                            34,000                 37,377
EOP Operating LP                              7.000           7/15/2011                            32,000                 34,918
Erac USA Finance Co. 144A                     7.950          12/15/2009                            48,000                 53,299
ERP Operating LP                              4.750           6/15/2009                             8,000                  7,936
ERP Operating LP                              5.125           3/15/2016                            20,000                 19,701
Glencore Funding LLC 144A                     6.000           4/15/2014                            62,000                 58,733
Healthcare Realty Trust, Inc.                 8.125            5/1/2011                            30,000                 33,561
HSBC Finance Corp.                            4.750           4/15/2010                            18,000                 17,931
International Lease Finance Corp.             4.750           1/13/2012                            23,000                 22,574
Jefferies Group, Inc.                         7.500           8/15/2007                            43,000                 45,042
Jefferies Group, Inc.                         5.500           3/15/2016                             5,000                  4,908
John Deere Capital Corp.                      4.500           8/25/2008                            30,000                 29,883
John Deere Capital Corp.                      4.400           7/15/2009                            28,000                 27,682
Mack-Cali Realty LP REIT                      5.050           4/15/2010                            10,000                  9,953
Mack-Cali Realty LP REIT                      5.125           1/15/2015                            11,000                 10,770
MassMutual Global Funding II 144A             3.800           4/15/2009                            37,000                 35,996
MBIA, Inc.                                    5.700           12/1/2034                            15,000                 14,536
Merrill Lynch & Co.                           4.125           9/10/2009                            27,000                 26,377
Morgan Stanley                                4.750            4/1/2014                            59,000                 56,921
Principal Life Income Funding Trusts (a)      3.609          10/14/2005                            47,000                 46,994
Prudential Financial, Inc.                    4.104          11/15/2006                            19,000                 18,869
Regency Centers LP 144A                       5.250            8/1/2015                             4,000                  3,965
Regions Financial Corp.                       6.375           5/15/2012                            20,000                 21,590
Regions Financial Corp. (a)                   3.827            8/8/2008                            50,000                 49,988
Residential Capital Corp. 144A                6.375           6/30/2010                            48,000                 48,628
Simon Property Group LP                       4.875           8/15/2010                            26,000                 25,884
SLM Corp.                                     5.000           4/15/2015                            15,000                 14,917
Willis Group North America                    5.625           7/15/2015                            26,000                 25,833
                                                                                                                      ----------
                                                                                                                       1,102,490
                                                                                                                      ----------

Industrial-2.1%
American Standard, Inc.                       7.625           2/15/2010                            20,000                 21,942
ICI Wilmington, Inc.                          5.625           12/1/2013                            36,000                 36,337
Raytheon Co.                                  5.500          11/15/2012                             8,000                  8,232
Republic Services, Inc.                       6.086           3/15/2035                            34,000                 34,542
Ryder System, Inc.                            5.000           6/15/2012                            16,000                 15,616
Sealed Air Corp. 144A                         5.625           7/15/2013                            29,000                 29,080
Tyco International Group SA                   6.000          11/15/2013                            26,000                 27,466
Waste Management, Inc.                        6.875           5/15/2009                            16,000                 17,024
Waste Management, Inc.                        7.375            8/1/2010                             5,000                  5,498
Waste Management, Inc.                        7.000           7/15/2028                            11,000                 12,385
                                                                                                                      ----------
                                                                                                                         208,122
                                                                                                                      ----------

Services-1.5%
Harrahs Operating Co., Inc.                   8.000            2/1/2011                            20,000                 22,362
May Dept Stores                               6.650           7/15/2024                            35,000                 36,451
Metlife, Inc.                                 5.000           6/15/2015                            58,000                 57,252
Nuveen Investments, Inc.                      5.000           9/15/2010                            15,000                 14,851
Sovereign Bancorp. 144A                       4.800            9/1/2010                            20,000                 19,858
                                                                                                                      ----------
                                                                                                                         150,774
                                                                                                                      ----------

Transportation-0.7%
Fedex Corp.                                   2.650            4/1/2007                            26,000                 25,267
Norfolk Southern Corp.                        6.750           2/15/2011                            12,000                 13,076
Union Pacific Corp.                           3.875           2/15/2009                            34,000                 33,042
                                                                                                                      ----------
                                                                                                                          71,385
                                                                                                                      ----------

Utilities-3.5%
Appalachian Power Co.                         5.950           5/15/2033                            19,000                 19,260
Assurant, Inc.                                6.750           2/15/2034                            16,000                 17,211
Dominion Resources, Inc.                      7.195           9/15/2014                            35,000                 39,335
Dominion Resources, Inc. (a)                  4.300           9/28/2007                            30,000                 29,992
FirstEnergy Corp.                             6.450          11/15/2011                            16,000                 17,036
KeySpan Corp.                                 4.650            4/1/2013                            21,000                 20,638
Niagara Mohawk Power Corp.                    7.750           10/1/2008                            13,000                 14,064
Nisource Finance Corp.                        5.250           9/15/2017                            20,000                 19,549
Oneok, Inc.                                   5.200           6/15/2015                            23,000                 22,777
Pacific Gas & Electric Co.                    3.600            3/1/2009                            15,000                 14,489
Pepco Holdings, Inc.                          5.500           8/15/2007                            28,000                 28,351
Public Service Co. of Colorado                4.375           10/1/2008                            28,000                 27,727
Southern California Edison Co. (a)            3.870           1/13/2006                            44,000                 44,028
Wisconsin Electric Power                      5.625           5/15/2033                            29,000                 29,431
                                                                                                                      ----------
                                                                                                                         343,888
                                                                                                                      ----------
Total Corporate (Cost $3,019,995)                                                                                      2,989,695
                                                                                                                      ----------

Municipal Bonds - 0.5%
Sacramento County California Pension
  Funding (b) (Cost $52,453)                  0.000           7/10/2030                            56,000                 54,193
                                                                                                                      ----------

Sovereign Bonds-0.8%
Republic of South Africa                      9.125           5/19/2009                            39,000                 44,411
United Mexican States                         6.750           9/27/2034                            28,000                 29,820
                                                                                                                      ----------
Total Sovereign Bonds (Cost $74,450)                                                                                      74,231
                                                                                                                      ----------

Yankee Bonds-5.5%
Amvescap PLC                                  5.375           2/27/2013                            35,000                 35,122
British Sky Broadcasting PLC                  6.875           2/23/2009                            28,000                 29,681
Celulosa Arauco y Constitucion SA 144A        5.625           4/20/2015                            31,000                 30,744
Deutsche Telekom International Finance BV     8.750           6/15/2030                            48,000                 61,969
Falconbridge Ltd.                             5.375            6/1/2015                             5,000                  4,863
Falconbridge Ltd.                             6.000          10/15/2015                            10,000                 10,190
France Telecom SA                             9.750            3/1/2031                            20,000                 26,803
National Westminster Bank PLC                 7.750          10/16/2007                            77,000                 81,272
Northern Rock PLC 144A                        5.600           4/30/2014                            90,000                 90,923
Pearson Dollar Finance PLC 144A               4.700            6/1/2009                            33,000                 32,753
Petro-Canada                                  5.000          11/15/2014                            29,000                 28,731
Potash Corp. of Saskatchewan                  4.875            3/1/2013                            36,000                 35,617
St. George Bank Ltd. 144A                     5.300          10/15/2015                            51,000                 51,953
Telecom Italia Capital SA                     4.875           10/1/2010                            25,000                 24,761
                                                                                                                      ----------
Total Yankee Bonds (Cost $546,588)                                                                                       545,382
                                                                                                                      ----------

Pass Thru Securities-39.6%
Agency Pass Thru-31.1%
FHLMC Gold                                    4.500           10/1/2009                            51,276                 51,249
FHLMC Gold                                    4.500            4/1/2010                            52,695                 52,660
FHLMC Gold                                    6.000            5/1/2017                            49,398                 50,773
FNMA                                          4.000            5/1/2010                            59,141                 58,023
FNMA                                          3.530            7/1/2010                            37,521                 35,634
FNMA                                          5.000           10/1/2011                            76,346                 76,752
FNMA                                          4.060            6/1/2013                            28,000                 26,150
FNMA                                          6.500           12/1/2015                            11,720                 12,131
FNMA                                          6.000            4/1/2017                           101,706                104,635
FNMA                                          6.000            6/1/2017                            22,842                 23,500
FNMA                                          6.000            7/1/2017                            10,436                 10,736
FNMA                                          5.500           11/1/2024                           102,763                103,380
FNMA                                          5.500           12/1/2024                            25,280                 25,432
FNMA                                          5.500            1/1/2025                            76,483                 76,942
FNMA                                          7.500            2/1/2029                            14,211                 15,080
FNMA                                          7.500            9/1/2029                             1,254                  1,328
FNMA                                          7.000           11/1/2031                             3,499                  3,668
FNMA                                          7.000            5/1/2032                            29,994                 31,396
FNMA                                          7.000            6/1/2032                            49,782                 52,109
FNMA                                          5.500            2/1/2033                           139,661                139,736
FNMA                                          5.500           10/1/2033                           140,478                140,543
FNMA                                          5.500            1/1/2034                            32,025                 32,040
FNMA                                          5.500            1/1/2034                            47,642                 47,664
FNMA (TBA) (d)                                4.500           10/1/2020                           475,000                465,054
FNMA (TBA) (d)                                5.500           10/1/2020                           283,000                287,068
FNMA (TBA) (d)                                6.000           10/1/2020                           100,000                102,813
FNMA (TBA) (d)                                5.000           10/1/2035                           275,000                274,227
FNMA (TBA) (d)                                5.000           10/1/2035                           495,000                484,481
FNMA (TBA) (d)                                6.000           10/1/2035                            70,000                 71,159
GNMA                                          2.946           3/16/2019                            67,000                 64,000
GNMA                                          3.360           8/16/2022                            64,339                 61,951
GNMA                                          8.000           8/15/2025                            12,439                 13,338
GNMA                                          8.000          11/15/2025                            21,755                 23,326
GNMA                                          8.000           5/15/2026                             5,778                  6,195
GNMA                                          8.000          11/15/2026                            11,654                 12,494
GNMA                                          6.500           7/15/2032                            15,426                 16,050
                                                                                                                      ----------
                                                                                                                       3,053,717
                                                                                                                      ----------

NonAgency Pass Thru-8.5%
Bear Stearns Commercial Mortgage Securities
  2003-T12 A3                                 4.240           8/13/2039                            43,000                 41,756
Calwest Industrial Trust 2002-CALW A 144A     6.127           2/15/2017                            82,000                 87,305
Chase Commercial Mortgage Securities Corp.
  1997-1D                                     7.370           6/19/2029                            39,000                 40,462
Chase Commercial Mortgage Securities Corp.
  1997-1E                                     7.370           6/19/2029                            67,000                 69,621
Chase Commercial Mortgage Securities Corp.
  1997-2C                                     6.600          12/19/2029                            75,000                 77,691
DLJ Commercial Mortgage Corp. 1998-CF2 A1B    6.240          11/12/2031                            40,000                 41,645
DLJ Commercial Mortgage Corp. 1998-CF2 B1     7.277          11/12/2031                           100,000                105,801
LB Commercial Conduit Mortgage Trust
  1999-C1 B                                   6.930           6/15/2031                            27,000                 28,892
Morgan Stanley Capital 1998-HF1 E             7.552           3/15/2030                            74,000                 78,239
Morgan Stanley Capital I 1999-CAM1 A4         7.020           3/15/2032                            36,000                 38,450
Morgan Stanley Dean Witter Capital I
  2001-PPM A2                                 6.400           2/15/2031                            36,155                 37,524
Morgan Stanley Dean Witter Capital I
  2001-PPM A3                                 6.540           2/15/2031                            29,195                 30,392
Morgan Stanley Home Equity Loans 2005-2
  A2A (a)                                     3.920           5/25/2035                            82,784                 82,726
Mortgage Capital Funding, Inc. 1997-MC2 C     6.881          11/20/2027                            70,000                 72,700
                                                                                                                      ----------
                                                                                                                         833,204
                                                                                                                      ----------
Total Pass Thru Securities (Cost $3,935,961)                                                                           3,886,921
                                                                                                                      ----------

US Treasury Obligations-6.2%
U.S. Treasury Bond (c)                        5.250          11/15/2028                           140,000                152,502
U.S. Treasury Inflation-Indexed Bond          3.375           1/15/2007                           258,955                267,806
U.S. Treasury Note                            4.750           5/15/2014                           110,000                113,326
U.S. Treasury Note (c)                        3.500           2/15/2010                            75,000                 72,852
                                                                                                                      ----------
Total US Treasury Obligations (Cost $607,771)                                                                            606,486
                                                                                                                      ----------
TOTAL BONDS AND NOTES (Cost $11,251,078)                                                                              11,129,205
                                                                                                                      ----------

                                                                                               Contract Size
                                                                                               -------------
PURCHASED OPTIONS-0.0%
U.S. Treasury Note 4.125% Put, Strike Price 97.843, 11/08/05                                        1,350                    643
U.S. Treasury Note 4.125% Call, Strike Price 100.093, 11/16/2005                                    1,350                    802
                                                                                                                      ----------
TOTAL PURCHASED OPTIONS (COST $2,995)                                                                                      1,445
                                                                                                                      ----------

                                                                                                    Par
                                                                                                   Value
                                                                                                  -------
SHORT TERM INVESTMENTS-3.0%
U.S. Government Agency-2.5%
FNMA Discount Note (e)                        3.630          10/11/2005           USD             250,000                249,748
                                                                                                                      ----------

U.S. Treasury-0.5%
U.S. Treasury Bill (e) (f)                    3.340          12/15/2005                            50,000                 49,672
                                                                                                                      ----------
Total Short Term Investments  (Cost $299,400)                                                                            299,420
                                                                                                                      ----------

                                                                                                  Shares
                                                                                                  -------
INVESTMENT OF CASH COLLATERAL-3.4%
BlackRock Cash Strategies L.L.C.
  (Cost $333,253)                             3.930                                               333,253                333,253
                                                                                                                      ----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $11,886,726)                                                                     11,763,323
                                                                                                                      ----------

AFFILIATED INVESTMENTS-2.4%
Dreyfus Institutional Preferred Plus
  Money Market Fund (g) (Cost $236,041)       3.730                                               236,041                236,041
                                                                                                                      ----------

Total Investments -122.1% (Cost $12,122,767)                                                                          11,999,364
                                                                                                                      ----------
Liabilities in Excess of Other Assets - (22.1%)                                                                       (2,169,573)
                                                                                                                      ----------
NET ASSETS - 100.0%                                                                                                   $9,829,791
                                                                                                                      ==========

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At the end of the period the value of these securities amountied to $745,542 or 7.6% of net assets.
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
GNMA-Government National Mortgage Association
NCL-Non-call
REIT-Real Estate Investment Trust
TBA-To Be Announced
(a) Variable Rate Security; rate indicated as of 9/30/05.
(b) Zero coupon security.
(c) Security, or a portion of thereof, was on loan at 9/30/05.
(d) Delayed Delivery contract.
(e) Rate noted is yield to Maturity.
(f) Denotes all of part of security pledged as collateral.
(g) Affiliated institutional money market fund.

At September 30, 2005 the Fund held the following futures contracts:

                                                                          Underlying
                                                       Expiration        Face Amount       Unrealized
Contract                                 Position         Date             at Value        Gain/(Loss)
------------------------------------------------------------------------------------------------------
US 5 Year Treasury (2 Contracts)           Long         12/20/2005         $   214,813      $ (1,098)
US 10 Year Treasury (3 Contracts)          Long         12/20/2005             331,774        (2,011)
US Long Bond  (2 Contracts)                Long         12/20/2005             234,938        (6,130)
US 2 Year Treasury (4 Contracts)          Short         12/20/2005             824,875         1,299
                                                                           ---------------------------
                                                                           $ 1,606,400      $ (7,940)
                                                                           ===========================

At September 30th, 2005, the Fund held the following open swap agreements:

Credit Default Swaps

                                                                                                                     Unrealized
                                                                Buy/Sell     Pay/Receive  Expiration    Notional    Appreciation/
Counterparty          Reference Entity                          Protection   Fixed Rate       Date       Amount     (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Citigroup       Centurytel, Inc., 7.875% due 8/15/2012               Buy        1.190%      6/20/2010   $  65,000      $  (160)
Citigroup       Washington Mutual, Inc., 4.000% due 1/15/2009       Sell        0.530%      3/20/2015     270,000       (1,421)
JPMorgan        Cooper Tire & Rubber Co., 7.750% due 12/15/2009      Buy        1.070%      9/20/2010      65,000        1,947
                                                                                                        --------------------------
                                                                                                        $ 400,000      $   366
                                                                                                        ==========================

Interest Rate Swaps

                                                                                                          Unrealized
                                            Pay/Receive                    Expiration        Notional    Appreciation/
Counterparty    Floating Rate Index        Floating Rate     Fixed Rate      Date             Amount    (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch   USD - LIBOR -  BBA            Pay            4.1725%       5/13/2008       $   500,000    $ (1,422)
Merrill Lynch   USD - LIBOR -  BBA           Receive         4.6425%       5/13/2015           500,000      (3,529)
                                                                                           ---------------------------
                                                                                           $ 1,000,000    $ (4,951)
                                                                                           ===========================

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II
            Schedule of Investments - September 30, 2005 (Unaudited)

Security Description                            Rate            Maturity                          Par Value          Market Value
---------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS-93.7%
BONDS AND NOTES- 92.6%
Corporate- 1.2%
Communications - 0.3%
Qwest Corp. 144A (a)                          7.120           6/15/2013                           125,000          $    130,000
RH Donnelley Finance Corp. 144A               8.875          12/15/2010                             5,000                 5,363
                                                                                                                   ------------
                                                                                                                        135,363
                                                                                                                   ------------

Consumer Cyclical - 0.0%
Mohegan Tribal Gaming Authority               8.000            4/1/2012                            25,000                26,375
                                                                                                                   ------------

Financial - 0.9%
Chevy Chase Bank FSB                          6.875           12/1/2013                            45,000                46,238
Glencore Funding LLC 144A                     6.000           4/15/2014                           105,000                99,468
Residential Capital Corp. 144A                6.375           6/30/2010                            45,000                45,589
Residential Capital Corp. 144A                6.875           6/30/2015                            80,000                83,713
Residential Capital Corp. 144A (a)            5.385           6/29/2007                           155,000               156,282
                                                                                                                   ------------
                                                                                                                        431,290
                                                                                                                   ------------

Utilities - 0.0%
AES Corp. 144A                                8.750           5/15/2013                            25,000                27,375
                                                                                                                   ------------
Total Corporate (Cost $611,409)                                                                                         620,403
                                                                                                                   ------------

Sovereign Bonds - 4.3%
Argentina Bonos (a)                           1.162            8/3/2012                           250,000               200,625
Egyptian Treasury Bill 144A                   7.500           3/23/2006                           480,000               480,106
Egyptian Treasury Bill 144A                   9.000           7/14/2006                           115,000               116,259
Republic of Brazil (a)                        2.063           4/15/2012                            70,001                68,907
Republic of El Salvador                       7.650           6/15/2035                            65,000                67,763
Republic of Panama                            8.875           9/30/2027                            95,000               115,663
Republic of Peru                              7.350           7/21/2025                           100,000               106,000
Republic of Philippines                       9.375           1/18/2017                           105,000               115,106
Republic of South Africa                      9.125           5/19/2009                            35,000                39,856
Republic of South Africa                      7.375           4/25/2012                            50,000                56,375
Russian Federation                           11.000           7/24/2018                            20,000                30,500
Russian Federation                           12.750           6/24/2028                            95,000               179,075
Russian Federation                            5.000           3/31/2030                           330,000               378,675
Russian Ministry of Finance                   3.000           5/14/2008                           140,000               133,280
                                                                                                                   ------------
Total Sovereign Bonds (Cost $2,025,426)                                                                               2,088,190
                                                                                                                   ------------

Yankee Bonds - 0.3%
Naftogaz Ukrainy                              8.125           9/30/2009                           100,000               106,250
Rogers Wireless, Inc.                         7.500           3/15/2015                            25,000                26,938
                                                                                                                   ------------
Total Yankee Bonds (Cost $130,433)                                                                                      133,188
                                                                                                                   ------------

US Treasury Obligations - 2.7%
U.S. Treasury Note (b)  (Cost $1,356,721)     4.250           8/15/2013           USD           1,335,000             1,330,410
                                                                                                                   ------------

Foreign Denominated - 84.1%
Argentina - 0.2%
Republic of Argentina                         0.698           9/30/2014           ARS             326,370               115,394
                                                                                                                   -------------

Australia - 9.5%
Australian Government Bond                    5.750           6/15/2011           AUD           3,805,000             2,960,891
Australian Government Bond                    6.000           2/15/2017                         2,070,000             1,658,547
                                                                                                                   ------------
                                                                                                                      4,619,438

Brazil - 0.3%
Republic of Brazil                           12.500            1/5/2016           BRL             285,000               122,935
                                                                                                                   ------------

Canada - 3.3%
Canadian Government Bond                      5.000            6/1/2014           CAD             560,000               519,979
Canadian Pacific Railway Ltd. 144A            4.900           6/15/2010                            95,000                84,784
Province of Ontario                           5.200            3/8/2007                           555,000               489,793
Quebec Province                               4.500          11/29/2007                           560,000               491,123
                                                                                                                   ------------
                                                                                                                      1,585,679
                                                                                                                   ------------

Denmark - 0.2%
Realkredit Danmark A/S                        4.000            1/1/2006           DKK             735,000               118,842
                                                                                                                   ------------

Euro - 49.4%
Allied Irish Bank UK (a)                      4.781          12/10/2049           EUR             120,000               146,512
ASIF III                                      5.125           5/10/2007                           180,000               224,738
Autostrade SpA (a)                            2.552            6/9/2011                           200,000               242,423
Barclays Bank PLC (a)                         4.875          12/15/2014                           110,000               136,797
Belgium Government Bond                       4.250           9/28/2013                         1,830,000             2,386,291
Bombardier, Inc.                              5.750           2/22/2008                           100,000               121,173
Bundesobligation                              4.500           8/17/2007                         3,115,000             3,886,363
Bundesobligation                              3.000           4/11/2008                            85,000               103,493
Bundesrepub Deutschland                       5.250            7/4/2010                         1,880,000             2,512,615
Bundesschatzanweisungen                       2.750           6/23/2006                           780,000               940,563
Citigroup Inc                                 2.237            6/3/2011                           110,000               132,216
Daimlerchrysler International Finance         7.000           3/21/2011                            80,000               112,901
Deutsche Bundesrepublik                       4.000            1/4/2028                           270,000               340,551
Deutsche Cap Trust IV (a)                     5.330           9/29/2049                            85,000               112,954
Deutsche Republic                             4.500            1/4/2013                           635,000               839,680
Deutsche Republic                             3.250            7/4/2015                           455,000               551,033
Deutsche Republic                             4.750            7/4/2034                         1,655,000             2,401,398
Deutsche Telekom International Finance BV     6.625           7/11/2011                           115,000               162,875
FCE Bank PLC (a)                              2.389           6/28/2006                           770,000               917,215
Finmeccanica SpA                              4.875           3/24/2025                           110,000               138,445
France Telecom SA                             7.250           1/28/2013                            80,000               119,562


French Treasury Note                          5.000           1/12/2006                           255,000               308,589
GE Capital European Funding                   2.198            5/4/2011                           110,000               132,115
General Motors Acceptance Corp.               4.375           9/26/2006                            60,000                72,034
Glencore Finance Europe SA/Luxembourg         5.375           9/30/2011                           190,000               236,940
GMAC International Finance BV (a)             3.876            8/4/2006                           275,000               329,526
HBOS PLC                                      6.050          11/23/2049                            20,000                27,551
Hellenic Republic Government Bond             3.700           7/20/2015                         1,670,000             2,062,128
Hilton Group Finance PLC                      6.500           7/17/2009                            30,000                40,286
Household Finance Corp.                       6.500            5/5/2009                            45,000                60,661
Kappa Beheer BV                              10.625           7/15/2009                            20,000                25,049
Kingdom of Denmark                            3.125          10/15/2010                           760,000               929,636
Linde Finance BV                              6.000           7/29/2049                           120,000               153,943
MPS Capital Trust I                           7.990            2/7/2011                            85,000               123,125
Natexis Banques Populaires                    4.375           6/20/2013                            85,000               109,371
National Westminster Bank PLC                 6.625           10/5/2009                            80,000               108,900
Netherlands Government Bond                   5.500           7/15/2010                         1,305,000             1,761,518
Owens-Brockway Glass Containers               6.750           12/1/2014                            60,000                73,165
Resona Bank Ltd. 144A                         4.125           1/10/2049                            70,000                83,437
Sogerim                                       7.000           4/20/2011                           100,000               143,153
Sumitomo Mitsui Banking Corp. 144A (a)        4.375           7/15/2049                           130,000               156,679
Telenet Communications NV 144A                9.000          12/15/2013                            50,000                67,579
Telenor ASA                                   5.875           12/5/2012                            60,000                83,725
Tyco International Group SA                   5.500          11/19/2008                            80,000               103,320
Veolia Environnement                          4.875           5/28/2013                            85,000               112,508
Volkswagen International Finance NV           4.875           5/22/2013                           125,000               163,167
                                                                                                                   ------------
                                                                                                                     23,997,903
                                                                                                                   ------------

Japan - 3.3%
Development Bank of Japan                     1.700           9/20/2022           JPY         100,000,000              858,300
European Investment Bank                      1.400           6/20/2017                        85,000,000               735,520
                                                                                                                   ------------
                                                                                                                      1,593,820
                                                                                                                   ------------

Mexico - 0.3%
Mexican Fixed Rate Bonds                      8.000          12/19/2013           MXN           1,735,000               156,077
                                                                                                                   ------------

Singapore - 2.4%
Singapore Government Bond                     3.500            7/1/2012           SGD           1,850,000             1,146,673
                                                                                                                   ------------

Sweden - 7.1%
Swedish Government                            8.000           8/15/2007           SEK           4,420,000               630,263
Swedish Government                            5.250           3/15/2011                        19,525,000             2,830,002
                                                                                                                   ------------
                                                                                                                      3,460,265
                                                                                                                   ------------

United Kingdom - 8.1%
Inco                                         15.750           7/15/2006           GBP             200,000               373,421
United Kingdom Gilt                           4.750            6/7/2010                         1,050,000             1,892,693
United Kingdom Gilt                           8.000           9/27/2013                           505,000             1,112,604
United Kingdom Gilt                           4.250            6/7/2032                           300,000               528,984
                                                                                                                   ------------
                                                                                                                      3,907,702
                                                                                                                   ------------
Total Foreign Denominated (Cost $41,260,236)                                                                         40,824,728
                                                                                                                   ------------
TOTAL BONDS AND NOTES (COST $45,384,225)                                                                             44,996,919
                                                                                                                   ------------

SHORT-TERM INVESTMENTS-0.1%
U.S. Treasury Bills-0.1%
Treasury Bill (c)(d) (Cost $49,652)           3.340          12/15/2005           USD              50,000                49,672
                                                                                                                   ------------

                                                                                                 Shares
                                                                                               ----------
INVESTMENT OF CASH COLLATERAL-1.0%
BlackRock Cash Strategies L.L.C.(e)
  (Cost $485,321)                             3.930                                               485,321               485,321
                                                                                                                   ------------
TOTAL UNAFFILIATED INVESTMENTS
  (Cost $45,919,198)                                                                                                 45,531,912
                                                                                                                   ------------

AFFILIATED INVESTMENTS-5.3%
Dreyfus Institutional Preferred Money
  Market Plus Fund (e) (Cost $2,555,582)      3.730                                             2,555,582             2,555,582
                                                                                                                   ------------

TOTAL INVESTMENTS - 99.0% (Cost $48,474,780)                                                                         48,087,494
                                                                                                                   ------------
Other Assets, Less Liabilities - 1.0%                                                                                   469,711
                                                                                                                   ------------
NET ASSETS-100%                                                                                                    $ 48,557,205
                                                                                                                   ------------

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At the end of the period the value of these securities amountied to $1,536,634 or 3.2% of net assets.
ARS-Argentina Peso
AUD-Australian Dollar
BRL-Brazilian Real
CAD-Canadian Dollar
DKK-Danish Krone
EUR-Euro
GBP-British Pound
JPY-Japanese Yen
MXN-Mexican Peso
SEK-Swedish Krone
SGD-Singapore Dollar
(a) Variable Rate Security; rate indicated is as if 9/30/2005
(b) Security, or a portion of thereof, was on loan at September 30, 2004.
(c) Denotes all or part of security segregated as collateral.
(d) Rate noted is yield to maturity.
(e) Affiliated institutional money market.

At September 30, 2005 the Fund held the following futures contracts:

                                                                                Underlying Face        Unrealized
Contract                                     Position     Expiration Date       Amount at Value        Gain/(Loss)
------------------------------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (31 Contracts)      Short          12/20/2005          $ 3,329,594            $ 16,814
Euro- Bobl (7 Contracts)                      Short           12/8/2005              803,530               6,639
Euro- Bund (4 Contracts)                      Short           12/8/2005              492,880               3,283
                                                                                 ---------------------------------
                                                                                 $ 4,626,004            $ 26,736
                                                                                 =================================

At September 30, 2005 the Fund held the following forward foreign currency exchange contracts:

                                  Local             Contract        Value at           Amount to          Unrealized
Contracts to Deliver         Principal Amount      Value Date    September 30, 2005    Receive           Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------
Australian Dollar              5,820,000           12/21/2005      $  4,422,035       $ 4,478,612        $  56,577
Brazilian Real                   365,000            2/10/2006           156,024           131,074          (24,950)
British Pound Sterling           280,000           12/21/2005           492,942           514,240           21,298
Canadian Dollar                  600,000           12/21/2005           517,693           505,017          (12,676)
Euro                             860,000           12/21/2005         1,037,678         1,061,516           23,838
Swedish Krona                 27,080,000           12/21/2005         3,514,741         3,634,655          119,914
Singapore Dollar               2,000,000           12/21/2005         1,186,108         1,193,994            7,886
                                                                   -------------------------------------------------
Total                                                              $ 11,327,221       $ 11,519,108       $ 191,887
                                                                   =================================================

                                  Local             Contract        Value at           Amount to          Unrealized
Contracts to Receive         Principal Amount      Value Date    September 30, 2005    Deliver           Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------
Australian Dollar               390,000            12/21/2005     $    296,322       $    295,031        $    1,291
Brazilian Real                  280,000            12/21/2005          121,790            116,861             4,929
Brazilian Real                  365,000             2/10/2006          156,024            121,667            34,357
Danish Krone                  6,505,000            12/21/2005        1,052,250          1,090,857           (38,607)
Euro                            395,000            12/21/2005          476,608            484,053            (7,445)
Japanese Yen              1,820,710,000            12/21/2005       16,190,351         16,727,548          (537,197)
                                                                  --------------------------------------------------
Total                                                             $ 18,293,345       $ 18,836,017        $ (542,672)
                                                                  ==================================================

At September 30, 2005, the Fund held the following open swap contracts:

Credit Default Swaps

                                                                                                                     Unrealized
                                                               Buy/Sell    Pay/Receive  Expiration     Notional     Appreciation/
Counterparty    Reference Entity                              Protection    Fixed Rate     Date         Amount     (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns    Alcoa, Inc., 6.000% due 1/15/2012                Buy         0.415%     6/20/2010   $     72,000      $   (528)
Bear Stearns    Alcoa, Inc., 6.500% due 6/1/2011                 Buy         0.520%     6/20/2010        158,000        (1,865)
Bear Stearns    Conocophillips, 4.750% due 10/15/2012            Buy         0.310%     6/20/2010        230,000        (1,203)
Bear Stearns    Nucor Corp., 4.875% due 10/01/2012               Buy         0.400%     6/20/2010        108,000          (794)
Bear Stearns    Ukraine Government, 7.650% due 6/11/2013         Sell        2.840%    12/20/2009         80,000         4,293
Citigroup       Ford Motor Credit Co., 7.000% due 10/1/2013      Sell        4.000%     6/20/2008        228,000         5,349
Citigroup       Ford Motor Credit Co., 7.000% due 10/1/2013      Buy         4.500%     6/20/2010        155,000        (1,649)
Goldman         Consolidated Natural Gas Co., 6.000%
                  due 10/15/2010                                 Sell        0.200%     3/20/2006    $ 1,440,000         1,019
                                                                                                     ----------------------------
                                                                                                     $ 2,471,000       $ 4,622
                                                                                                     ============================

Interest Rate Swaps

                                                                                                         Unrealized
                                           Pay/Receive                      Expiration     Notional     Appreciation/
Counterparty    Floating Rate Index        Floating Rate        Fixed Rate     Date         Amount     (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Bear Stearns    USD - LIBOR -  BBA           Pay                3.907%      11/19/2009    $    80,000      $ (1,381)
JPMorgan        USD - LIBOR -  BBA           Pay                4.115%       5/17/2008      2,290,000        (2,610)
JPMorgan        USD - LIBOR -  BBA         Receive              4.590%       5/17/2015      2,290,000         3,926
                                                                                          ---------------------------
                                                                                          $ 4,660,000       $   (65)
                                                                                          ===========================

September 30, 2005, the Fund held the following written option contracts:

Written Call Options                                                         Contacts                Value
---------------------------------------------------------------------------------------------------------------
USD Call Euro Call, Strike Price 1.2, 3/20/06 (premiums received $11,220)       1                   $ 6,480
                                                                             ==================================
Written Put Options                                                          Contacts                Value
---------------------------------------------------------------------------------------------------------------
USD Put EUR Call, Strike Price 1.28, 2/27/06 (premiums received $9,741)         1                   $ 5,348
                                                                             ==================================

                   Mellon Institutional Funds Investment Trust
            Standish Mellon Opportunistic Emerging Markets Debt Fund Schedule of Investments - September 30, 2005 (Unaudited)

Security Description                            Rate            Maturity                          Par Value          Market Value
---------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 100.5%
BONDS AND NOTES - 96.9%
Corporate - 7.4%
Consumer Goods - 2.0%
Argentine Beverages Finance 144A               7.375            3/22/2012            USD              30,000        $    30,975
Celulosa Arauco y Constitucion SA 144A         5.625            4/20/2015                             70,000             69,423
Innova S de RL 144A                            9.375            9/19/2013                             45,000             51,075
                                                                                                                    -----------
                                                                                                                        151,473
                                                                                                                    -----------

Energy - 5.4%
Pemex Project Funding Master Trust             7.375           12/15/2014                             55,000             61,050
Pemex Project Funding Master Trust             8.625             2/1/2022                            155,000            189,488
Pemex Project Funding Master Trust             6.625            6/15/2035                             55,000             54,093
Pemex Project Funding Master Trust 144A (a)    5.170            6/15/2010                             95,000             98,848
                                                                                                                    -----------
                                                                                                                        403,479
                                                                                                                    -----------
Total Corporate (Cost $245,623)                                                                                         554,952
                                                                                                                    -----------

Sovereign Bonds - 82.7%
Argentina Bonos (a)                            1.162             8/3/2012                            210,000            168,525
Banco Nacional de Comercio Exterior SNC 144A   3.875            1/21/2009                            140,000            135,450
Brazilian Government International Bond       10.000             8/7/2011                             75,000             87,525
Dominican Republic                             9.040            1/23/2018                             52,424             58,191
Egyptian Treasury Bill 144A                    7.500            3/23/2006                             70,000             70,015
Egyptian Treasury Bill 144A                    9.000            7/14/2006                            100,000            101,095
Indonesia Government Internaional Bond         7.250            4/20/2015                             30,000             29,925
Ministry Finance Russia                        3.000            5/14/2011                             60,000             53,550
Nigeria Promissory Notes Series RC             5.092             1/5/2010                            265,000             79,500
Republic of Argentina                          8.280           12/31/2033                             44,614             46,041
Republic Of Argentina                          1.330           12/31/2038                            150,000             59,250
Republic of Brazil                            14.500           10/15/2009                             50,000             65,025
Republic of Brazil                            14.500           10/15/2009                             55,000             71,528
Republic of Brazil                            11.000            1/11/2012                            155,000            188,945
Republic of Brazil                             7.875             3/7/2015                             80,000             83,080
Republic of Brazil                             8.000            1/15/2018                            213,000            225,780
Republic of Brazil                             8.750             2/4/2025                            185,000            195,360
Republic of Brazil                             8.250            1/20/2034                             90,000             90,450
Republic of Brazil                            11.000            8/17/2040                            135,000            165,510
Republic of Brazil (a)                         2.063            4/15/2012                            259,414            255,361
Republic of Colombia                          10.000            1/23/2012                            125,000            150,625
Republic of Colombia                          10.750            1/15/2013                             40,000             50,260
Republic of Colombia                           8.250           12/22/2014                             25,000             28,013
Republic of Colombia                           8.125            5/21/2024                             30,000             32,175
Republic of Ecuador                            7.000            8/15/2030                            160,000            150,960
Republic of El Salvador                        8.250            4/10/2032                             30,000             33,150
Republic of El Salvador 144A                   7.650            6/15/2035                             80,000             83,400
Republic of Panama                             8.875            9/30/2027                            120,000            146,100
Republic of Peru                               9.875             2/6/2015                             60,000             76,650
Republic of Peru                               7.350            7/21/2025                            100,000            106,000
Republic of Peru                               8.750           11/21/2033                             15,000             18,188
Republic of Philippines                        8.375            2/15/2011                             65,000             67,925
Republic of Philippines                        9.375            1/18/2017                            125,000            137,031
Republic of Philippines                       10.625            3/16/2025                             75,000             87,563
Republic of Philippines                        9.500             2/2/2030                             95,000            101,413
Republic of Serbia                             3.750            11/1/2024                             20,000             17,800
Republic of South Africa                       7.375            4/25/2012                            120,000            135,300
Republic of Turkey                            11.750            6/15/2010                            145,000            180,888
Republic of Turkey                             7.250            3/15/2015                             45,000             47,363
Republic of Turkey                             7.375             2/5/2025                             55,000             54,931
Republic of Turkey                            11.875            1/15/2030                            120,000            176,100
Republic of Turkey                            11.875            1/15/2030                             18,000             26,438
Republic of Uruguay                            7.500            3/15/2015                             70,000             71,575
Republic of Venezuela                         10.750            9/19/2013                             90,000            112,275
Republic of Venezuela                          8.500            10/8/2014                             30,000             33,300
Republic of Venezuela                          7.650            4/21/2025                             80,000             80,920
Republic of Venezuela                          9.250            9/15/2027                            120,000            141,960
Republic of Venezuela (a)                      2.150            4/20/2011                            110,000            108,075
Russian Federation                            12.750            6/24/2028                             80,000            150,800
Russian Federation                             5.000            3/31/2030                            722,000            828,495
Russian Ministry of Finance                    3.000            5/14/2008                             85,000             80,920
Salomon Brothers AF for OAO Siberian Oil Co.  10.750            1/15/2009                             40,000             46,148
Salomon Brothers AF for Tyumen Oil Co.        11.000            11/6/2007                             20,000             22,170
United Mexican States                          4.625            10/8/2008                             25,000             24,875
United Mexican States                          7.500            1/14/2012                             50,000             56,100
United Mexican States                          6.375            1/16/2013                             90,000             95,760
United Mexican States                          8.125           12/30/2019                            115,000            139,438
United Mexican States                          6.750            9/27/2034                             40,000             42,600
                                                                                                                    -----------
Total Sovereign Bonds (Cost $5,863,339)                                                                               6,173,790
                                                                                                                    -----------

Yankee Bonds - 3.9%
Braskem Sa 144A                               12.500            11/5/2008                             45,000             53,213
Naftogaz Ukrainy                               8.125            9/30/2009                            100,000            106,250
Telefonos de Mexico SA de CV                   4.750            1/27/2010                            130,000            128,320
                                                                                                                    -----------
Total Yankee (Cost $287,992)                                                                                            287,783
                                                                                                                    -----------

Foreign Denominated - 2.9%
Argentina - 1.5%
Republic of Argentina                          0.698            9/30/2014         ARS                158,240             55,949
Republic Of Argentina                          2.000             1/3/2016                             90,000             54,604
                                                                                                                    -----------
                                                                                                                        110,553
                                                                                                                    -----------

Mexico - 1.4%
Mexican Fixed Rate Bonds                       8.000           12/19/2013         MXN              1,210,000            108,849
                                                                                                                    -----------
Total Foreign Denominated (Cost $207,874)                                                                               219,402
                                                                                                                    -----------
TOTAL BONDS AND NOTES (Cost 6,604,828)                                                                                7,235,927
                                                                                                                    -----------

                                                                                                    Shares
                                                                                                   ---------
INVESTMENT OF CASH COLLATERAL - 3.7%
BlackRock Cash Strategies L.L.C.
  (Cost $272,600)                              3.930                                                 272,600            272,600
                                                                                                                    -----------
TOTAL UNAFFILIATED INVESTMENTS
  (Cost $6,877,428)                                                                                                   7,508,527
                                                                                                                    -----------

AFFILIATED INVESTMENTS  - 2.5%
Dreyfus Institutional Preferred Plus
  Money Market Fund (b) (Cost $189,761)        3.730                                                 189,761            189,761
                                                                                                                    -----------
TOTAL INVESTMENTS -103.1% (Cost $7,067,189)                                                                           7,698,288
                                                                                                                    -----------
OTHER ASSETS, LESS LIABILITIES- (3.1%)                                                                                 (229,950)
                                                                                                                    -----------
NET ASSETS - 100.0%                                                                                                 $ 7,468,338
                                                                                                                    ===========

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At the end of the period the value of these securities amountied to $693,494 or 9.3% of net assets.
ARS- Argentina Peso
MXN- Mexican Peso
(a) Variable Rate Security; rate indicated as of 9/30/05.
(b) Affiliated institutional money market fund.

At September 30, 2005 the Fund held the following forward foreign currency exchange contracts:

                                                    Contract          Value at           Amount to     Unrealized
Contracts to Deliver     Local Principal Amount     Value Date     September 30, 2005     Receive     Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------
Brazilian Real                 165,000              11/16/2005       $  72,657          $  68,008      $ (4,649)
Brazilian Real                 415,000               1/17/2006         178,834            150,794       (28,040)
Brazilian Real                  88,000                2/1/2006          37,730             36,244        (1,486)
Brazilian Real                 420,000               2/22/2006         178,816            139,278       (39,538)
Mexican Peso                   765,000              12/21/2005          71,121             70,258          (863)
                                                                     --------------------------------------------
Total                                                                  539,158          $ 464,582       (74,576)
                                                                     ============================================

                                                    Contract          Value at           Amount to     Unrealized
Contracts to Receive     Local Principal Amount     Value Date     September 30, 2005     Deliver     Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------
Brazilian Real                 165,000              11/16/2005      $  72,657           $  69,708      $  2,949
Brazilian Real                 415,000               1/17/2006        178,834             134,697        44,137
Brazilian Real                 175,000                2/1/2006         75,032              67,895         7,137
Brazilian Real                 420,000               2/22/2006        178,816             143,296        35,520
Ukraine Hryvna                 475,000              11/30/2005         93,581              94,153          (572)
                                                                    ---------------------------------------------
Total                                                               $ 598,920           $ 509,749      $ 89,171
                                                                    =============================================

At September 30, 2005, the Fund held the following open swap contracts:

Credit Default Swaps

                                                                                                                Unrealized
                                                   Buy/Sell         Pay/Receive        Expiration   Notional   Appreciation/
Counterparty        Reference Entity               Protection       Fixed Rate            Date       Amount    (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns        The Republic of Argentina         Sell           2.700%            6/20/2008    $ 164,000     $  4,768
Bear Stearns        Ukraine Government, 7.650%
                      due 6/11/2013                   Sell           2.840%           12/20/2009      110,000        5,903
                                                                                                    -------------------------
                                                                                                    $ 274,000     $ 10,671
                                                                                                    =========================

Interest Rate Swaps

                                                                                                                Unrealized
                                                   Pay/Receive                         Expiration   Notional   Appreciation/
Counterparty        Floating Rate Index           Floating Rate     Fixed Rate            Date       Amount    (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns        USD - LIBOR -  BBA                Pay            3.907%           11/19/2009    $ 110,000     $ (1,899)
                                                                                                    =========================

                   Mellon Institutional Funds Investment Trust
                  Standish Mellon Opportunistic High Yield Fund
            Schedule of Investments - September 30, 2005 (Unaudited)

Security Description                         Rate        Maturity                            Par Value           Market Value
-------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 98.0%
BONDS AND NOTES - 90.1%
Convertible Corporate Bonds - 0.4%
Centerpoint Energy, Inc. 144A CVT             2.875       1/15/2024             USD             25,000           $ 29,875.00
Xcel Energy, Inc. 144A                        7.500      11/21/2007                             40,000                64,850
                                                                                                                 -----------
Total Convertible Corporate Bonds
  (Cost $65,000)                                                                                                      94,725
                                                                                                                 -----------


Corporate - 79.2%
Banking - 2.5%
Chevy Chase Bank FSB                          6.875      12/1/2013                             530,000               544,575
                                                                                                                 -----------

Basic Industry -  10.5%
Airgas, Inc.                                  6.250       7/15/2014                             25,000                25,250
Arch Western Finance                          6.750        7/1/2013                             55,000                56,100
Ball Corp.                                    6.875      12/15/2012                             95,000                96,900
Berry Plastics                               10.750       7/15/2012                             55,000                59,125
Compression Polymers Holdings 144A           10.500        7/1/2013                             35,000                32,463
Earle M Jorgenson Co.                         9.750        6/1/2012                            100,000               108,500
Equistar Chemicals LP/Equistar
  Funding Corp.                              10.125        9/1/2008                             60,000                64,500
Equistar Chemicals LP/Equistar
  Funding Corp.                              10.625        5/1/2011                             15,000                16,350
Freeport-McMoRan Copper & Gold, Inc.         10.125        2/1/2010                             90,000                99,450
Freeport-McMoRan Copper & Gold, Inc.          6.875        2/1/2014                             70,000                69,300
Georgia-Pacific Corp.                         8.875        2/1/2010                            201,000               224,115
Georgia-Pacific Corp.                         8.000       1/15/2024                            260,000               286,650
Georgia-Pacific Corp. (c)                     9.375        2/1/2013                             40,000                44,600
International Steel Group, Inc.               6.500       4/15/2014                            100,000                99,000
Jefferson Smurfit Corp. US                    8.250       10/1/2012                            150,000               141,000
KRATON Polymers LLC/Capital Corp. 144A        8.125       1/15/2014                             15,000                14,550
Lubrizol Corp.                                4.625       10/1/2009                            150,000               147,456
Lyondell Chemical Co.                         9.625        5/1/2007                             50,000                52,500
Nalco Co.                                     7.750      11/15/2011                            190,000               194,275
Neenah Paper, Inc.                            7.375      11/15/2014                             10,000                 9,625
Peabody Energy Corp.                          6.875       3/15/2013                            105,000               109,725
Standard Pacific Corp.                        6.500       8/15/2010                            100,000                96,750
Steel Dynamics, Inc.                          9.500       3/15/2009                            100,000               106,250
Stone Container Corp.                         8.375        7/1/2012                             70,000                66,500
Westlake Chemical Corp.                       8.750       7/15/2011                             39,000                42,023
                                                                                                                 -----------
                                                                                                                   2,262,957
                                                                                                                 -----------

Capital Goods - 7.1%
Alliant Techsystems, Inc.                     8.500       5/15/2011                             50,000                52,625
Alliant Techsystems, Inc. 144A                2.750       2/15/2024                             35,000                37,363
Amerigas Partners LP 144A                     7.250       5/20/2015                             50,000                52,250
CCM Merger, Inc. 144A (c)                     8.000        8/1/2013                             20,000                20,175
Church & Dwight Co.,Inc.                      6.000      12/15/2012                            105,000               102,375
Crown Cork & Seal Co, Inc.                    8.000       4/15/2023                            150,000               147,563
L-3 Communications Corp.                      7.625       6/15/2012                            150,000               157,500
L-3 Communications Corp. 144A                 6.375      10/15/2015                             25,000                25,188
L-3 Communications Corp. 144A                 3.000        8/1/2035                             25,000                25,563
Leucadia National Corp.                       7.000       8/15/2013                             75,000                75,375
Neiman Marcus Group, Inc. 144A                9.000      10/15/2015                             30,000                30,075
Owens-Brockway                                7.750       5/15/2011                            155,000               161,200
Owens-Illinois, Inc. (c)                      7.500       5/15/2010                            210,000               213,150
Pinnacle Foods Holding Corp.                  8.250       12/1/2013                             45,000                42,525
Quiksilver, Inc. 144A                         6.875       4/15/2015                            100,000                96,000
Silgan Holdings, Inc.                         6.750      11/15/2013                            120,000               120,300
Solo Cup Co. (c)                              8.500       2/15/2014                             50,000                44,250
Texas Industries Inc 144A                     7.250       7/15/2013                             15,000                15,600
Trinity Industries LE                         6.500       3/15/2014                            115,000               113,275
                                                                                                                 -----------
                                                                                                                   1,532,352
                                                                                                                 -----------

Consumer Cyclical - 3.0%
CSC Holdings, Inc.                            8.125       7/15/2009                             70,000                70,525
Domino's, Inc.                                8.250        7/1/2011                             26,000                27,300
DR Horton, Inc.                               8.500       4/15/2012                            150,000               161,916
Fisher Scientific International               6.750       8/15/2014                             65,000                68,088
Fisher Scientific International 144A          6.125        7/1/2015                             50,000                50,125
Keystone Automotive Operation, Inc.           9.750       11/1/2013                             40,000                39,800
Leslie's Poolmart                             7.750        2/1/2013                             70,000                70,700
Norcraft Finance Co.                          9.000       11/1/2011                             40,000                41,400
PQ Corp. 144A                                 7.500       2/15/2013                             10,000                 9,700
Rural Cellular Corp.                          8.250       3/15/2012                             50,000                52,500
Russell Corp.                                 9.250        5/1/2010                             50,000                50,500
Visteon Corp.                                 8.250        8/1/2010                             15,000                14,250
                                                                                                                 -----------
                                                                                                                     656,804
                                                                                                                 -----------

Consumer Non-Cyclical - 5.0%
Alliance One International 144A              11.000       5/15/2012                             50,000                47,375
Altria Group, Inc.                            7.000       11/4/2013                             50,000                54,728
Chattem, Inc.                                 7.000        3/1/2014                             60,000                60,900
Chattem, Inc. (a)                             6.870        3/1/2010                             50,000                50,500
Del Monte Corp.                               8.625      12/15/2012                             65,000                69,875
Elizabeth Arden, Inc.                         7.750       1/15/2014                             40,000                40,700
Goodyear Tire & Rubber 144A                   9.000        7/1/2015                            115,000               113,275
Ingles Markets, Inc.                          8.875       12/1/2011                             60,000                60,600
Penn National Gaming Inc.                     6.750        3/1/2015                             60,000                58,800
Rite Aid Corp.                               12.500       9/15/2006                            140,000               148,750
Rite Aid Corp.                                9.500       2/15/2011                             75,000                79,500
Smithfield Foods, Inc.                        7.000        8/1/2011                             25,000                25,500
Smithfield Foods, Inc.                        7.750       5/15/2013                             70,000                73,500
Stater Brothers Holdings (a)                  7.370       6/15/2010                            125,000               123,125
Stater Brothers Holdings (c)                  8.125       6/15/2012                             65,000                64,188
                                                                                                                 -----------
                                                                                                                   1,071,316
                                                                                                                 -----------

Energy - 8.7%
CMS Energy Corp.                              8.900       7/15/2008                            200,000               216,250
Colorado Interstate Gas 144A                  5.950       3/15/2015                             50,000                48,497
Dynegy Holdings, Inc. 144A                    9.875       7/15/2010                            225,000               245,250
El Paso Natural Gas Co.                       8.625       1/15/2022                             50,000                57,181
El Paso Natural Gas Co.                       7.500      11/15/2026                            110,000               113,918
El Paso Production Holding Co.                7.750        6/1/2013                             45,000                47,025
Frontier Oil Corp.                            6.625       10/1/2011                             25,000                25,781
Newfield Exploration Corp.                    6.625        9/1/2014                            100,000               104,000
Newfield Exploration Corp.                    7.625        3/1/2011                             60,000                64,950
Pacific Energy Partner/Financial 144A         6.250       9/15/2015                             30,000                30,075
Pogo Producing Co. 144A                       6.625       3/15/2015                            100,000               101,500
Premcor Refining Group, Inc.                  9.500        2/1/2013                             40,000                45,100
Southern Natural Gas Co.                      8.875       3/15/2010                             25,000                27,023
Tennessee Gas Pipeline Co.                    8.375       6/15/2032                            150,000               171,358
Tesoro Petroleum Corp.                        8.000       4/15/2008                             35,000                36,488
Transcontinental Gas Pipe Line Corp.          8.875       7/15/2012                            200,000               233,250
Williams Cos., Inc.                           8.750       3/15/2032                             65,000                76,700
Williams Cos., Inc.                           7.875        9/1/2021                            200,000               220,000
                                                                                                                 -----------
                                                                                                                   1,864,346
                                                                                                                 -----------

Financial - 3.3%
BCP Crystal Holding Corp.                     9.625       6/15/2014                            116,000               129,050
E*Trade Financial Corp. 144A                  7.375       9/15/2013                             20,000                20,200
Ford Motor Credit Co                          7.375      10/28/2009                             70,000                67,616
General Motors Acceptance Corp.               8.000       11/1/2031                             60,000                52,390
General Motors Acceptance Corp. (c)           7.750       1/19/2010                            200,000               193,861
Glencore Funding LLC 144A                     6.000       4/15/2014                             75,000                71,049
Residential Capital Corp. 144A                6.375       6/30/2010                            125,000               126,635
Residential Capital Corp. 144A                6.875       6/30/2015                             40,000                41,856
                                                                                                                 -----------
                                                                                                                     702,657
                                                                                                                 -----------

Industrial - 2.5%
Browning-Ferris Industries                    9.250        5/1/2021                             75,000                76,500
Cooper Standard Auto                          8.375      12/15/2014                             35,000                29,400
Douglas Dynamics LLC 144A                     7.750       1/15/2012                            155,000               155,000
Esterline Technologies Corp.                  7.750       6/15/2013                             70,000                73,850
Goodman Global Holdings 144A (a)              6.410       6/15/2012                            200,000               195,500
                                                                                                                 -----------
                                                                                                                     530,250
                                                                                                                 -----------

Media - 5.7%
American Media Operation, Inc.               10.250        5/1/2009                             40,000                39,000
Cablevision Systems Corp.                     7.890        4/1/2009                            125,000               128,125
Dex Media West LLC/Dex Media Finance Co.      8.500       8/15/2010                             85,000                89,888
DirecTV Holdings LLC                          8.375       3/15/2013                             30,000                32,738
Echostar DBS Corp.                            5.750       10/1/2008                             65,000                64,106
Entercom Radio LLC/Entercom Capital, Inc.     7.625        3/1/2014                             50,000                51,625
Lamar Media Corp.                             7.250        1/1/2013                             20,000                20,900
PX Escrow Corp.                               9.625        2/1/2006                            160,000               138,254
Radio One, Inc.                               8.875        7/1/2011                            150,000               159,375
RH Donnelley Finance Corp. 144A               8.875      12/15/2010                            140,000               150,150
RH Donnelley Finance Corp. 144A              10.875      12/15/2012                            135,000               151,538
Salem Communications Corp.                    7.750      12/15/2010                            130,000               135,363
Sinclair Broadcast Group, Inc.                4.875       7/15/2018                             60,000                53,625
                                                                                                                 -----------
                                                                                                                   1,214,687
                                                                                                                 -----------

Real Estate - 1.0%
Beazer Homes USA 144A                         6.875       7/15/2015                             85,000                82,450
BF Saul REIT                                  7.500        3/1/2014                            125,000               128,125
                                                                                                                 -----------
                                                                                                                     210,575
                                                                                                                 -----------

Services: Cyclical - 9.9%
Ameristar Casinos, Inc.                      10.750       2/15/2009                            140,000               149,625
Chumash Casino & Resort Enterprises 144A      9.520       7/15/2010                            105,000               112,350
Cinemark USA, Inc.                            9.000        2/1/2013                             75,000                77,438
Continental Airlines, Inc.                    8.307        4/2/2018                             37,931                33,499
Corrections Corp Of America                   7.500        5/1/2011                             60,000                61,875
Gaylord Entertainment Co                      8.000      11/15/2013                             55,000                57,750
Gaylord Entertainment Co.                     6.750      11/15/2014                             55,000                53,213
Host Marriott LP                              7.000       8/15/2012                            150,000               152,063
Isle of Capri Casinos, Inc.                   7.000        3/1/2014                             90,000                86,288
Meristar Hospitality Operationg
  Partnership LP (c)                         10.500       6/15/2009                            100,000               106,000
MGM Mirage, Inc                               8.500       9/15/2010                            150,000               163,125
MGM Mirage, Inc.                              6.000       10/1/2009                            100,000                98,750
Mohegan Tribal Gaming                         7.125       8/15/2014                            145,000               150,075
Mohegan Tribal Gaming Authority               8.000        4/1/2012                            175,000               184,625
Scotts Co.                                    6.625      11/15/2013                            140,000               144,200
Seneca Gaming Corp. 144A                      7.250        5/1/2012                             25,000                25,625
Speedway Motorsports, Inc.                    6.750        6/1/2013                            205,000               210,381
Station Casinos, Inc.                         6.000        4/1/2012                            150,000               149,813
True Temper Sports, Inc.                      8.375       9/15/2011                             65,000                60,450
Turning Stone Casino Resort Enterprise 144A   9.125      12/15/2010                             45,000                46,800
                                                                                                                 -----------
                                                                                                                   2,123,945
                                                                                                                 -----------

Services: Non-Cyclical - 4.0%
Allied Waste North America                    8.500       12/1/2008                             50,000                52,125
Coventry Health Care, Inc.                    8.125       2/15/2012                             60,000                64,800
Coventry Health Care,Inc.                     5.875       1/15/2012                             40,000                40,600
HCA, Inc.                                     7.875        2/1/2011                            375,000               401,936
HCA, Inc.                                     8.750        9/1/2010                             50,000                55,220
Kinetic Concepts, Inc.                        7.375       5/15/2013                             91,000                93,730
Psychiatric Solutions, Inc. 144A              7.750       7/15/2015                             15,000                15,488
Service Corp. Interational 144A               7.000       6/15/2017                             30,000                30,300
Tenet Healthcare Corp. 144A                   9.250        2/1/2015                            100,000               101,000
                                                                                                                 -----------
                                                                                                                     855,199
                                                                                                                 -----------

Technology & Electronics - 2.2%
Communications & Power Industries, Inc.       8.000        2/1/2012                             25,000                25,500
Freescale Semiconductor Inc. (c)              6.875       7/15/2011                            310,000               325,500
Freescale Semiconductor, Inc. (a) (c)         6.349       7/15/2009                            100,000               102,750
Sungard Data Systems Inc. 144A                8.525       8/15/2013                             20,000                20,700
                                                                                                                 -----------
                                                                                                                     474,450
                                                                                                                 -----------

Telecommunications - 4.5%
AT&T Corp.                                    9.750      11/15/2031                             50,000                63,313
Consolidated Comm Holdings                    9.750        4/1/2012                             61,000                64,965
Hawaiian Telcom Communication 144A            8.914        5/1/2013                             30,000                30,300
Nextel Communications Inc.                    6.875      10/31/2013                             30,000                31,844
Nextel Communications, Inc.                   5.950       3/15/2014                            150,000               153,550
Qwest Communications International 144A       7.500       2/15/2014                            185,000               175,750
Qwest Corp.                                   7.200      11/10/2026                            115,000               102,925
Qwest Corp.                                   7.875        9/1/2011                            240,000               250,200
Sierra Pacific Resources                      8.625       3/15/2014                             50,000                55,113
Williams Scotsman, Inc. 144A (c)              8.500       10/1/2015                             30,000                30,375
                                                                                                                 -----------
                                                                                                                     958,335
                                                                                                                 -----------

Utilities - 9.3%
AES Corp.                                     8.875       2/15/2011                            123,000               133,455
AES Corp.                                     9.375       9/15/2010                             60,000                66,150
AES Corp. 144A                                8.750       5/15/2013                            310,000               339,450
DPL, Inc.                                     6.875        9/1/2011                             50,000                53,875
FPL Energy Wind Funding LLC 144A              6.876       6/27/2017                             87,100                87,536
Monongahela Power Co.                         6.700       6/15/2014                             65,000                71,754
MSW Energy Holdings                           8.500        9/1/2010                             50,000                53,625
MSW Energy Holdings                           7.375        9/1/2010                             95,000                98,563
Nevada Power Co.                              6.500       4/15/2012                            300,000               311,250
NorthWestern Corp.                            5.875       11/1/2014                             35,000                35,358
NRG Energy, Inc.                              8.000      12/15/2013                             66,000                70,290
Reliant Energy Inc. (c)                       6.750      12/15/2014                             60,000                58,950
Reliant Energy, Inc.                          9.250       7/15/2010                             55,000                59,675
Teco Energy Inc 144A                          6.750        5/1/2015                             10,000                10,475
TECO Energy, Inc.                             7.500       6/15/2010                             50,000                53,750
Texas Genco LLC/Financing 144A                6.875      12/15/2014                             50,000                50,875
Texas Utilities Corp.                         4.800      11/15/2009                            175,000               168,614
Txu Corp.                                     5.550      11/15/2014                            205,000               194,612
Whiting Petroleum Corp.                       7.250        5/1/2013                             75,000                76,313
                                                                                                                 -----------
                                                                                                                   1,994,570
                                                                                                                 -----------
Total Corporate (Cost $16,753,460)                                                                                16,997,018
                                                                                                                 -----------

Municipal - 1.0%
Mashantucket West Pequot 144A                 5.912        9/1/2021                            150,000               150,867
South Carolina Tobacco Settlement Authority   6.000       5/15/2022                             50,000                53,366
                                                                                                                 -----------
Total Municipal (Cost $194,914)                                                                                      204,233
                                                                                                                 -----------

Yankee Bonds  - 7.9%
Crown European Holdings SA                    9.500        3/1/2011                            100,000               109,500
Intelsat Bermuda Ltd. 144A (a)                8.695       1/15/2012                             85,000                86,488
INVISTA 144A                                  9.250        5/1/2012                            230,000               250,125
Jean Coutu Group, Inc. (c)                    7.625        8/1/2012                            100,000               101,750
JSG Funding PLC                               9.625       10/1/2012                             50,000                50,250
Nell AF Sarl 144A (c)                         8.375       8/15/2015                             75,000                73,313
Noble Group Ltd. 144A                         6.625       3/17/2015                            125,000               115,394
Norampac, Inc.                                6.750        6/1/2013                            120,000               119,400
Nova Chemicals Corp.                          6.500       1/15/2012                             55,000                53,419
Petroleum Ge-Services                        10.000       11/5/2010                             60,000                67,200
Quebecor Media, Inc.                         11.125       7/15/2011                             95,000               103,788
Rogers Wireless Inc. (c)                      8.000      12/15/2012                             60,000                63,375
Rogers Wireless, Inc.                         7.250      12/15/2012                             50,000                52,875
Rogers Wireless, Inc. (a)                     6.995      12/15/2010                             60,000                62,550
Royal Caribbean Cruises Ltd.                  8.000       5/15/2010                            100,000               108,250
Royal Caribbean Cruises Ltd.                  8.750        2/2/2011                            110,000               123,475
Royal Caribbean Cruises Ltd. (b)              0.000       5/18/2021                             50,000                33,797
Russel Metals, Inc.                           6.375        3/1/2014                             50,000                48,750
Stena AB                                      7.500       11/1/2013                             70,000                68,075
                                                                                                                 -----------
Total Yankee Bonds (Cost $1,656,866)                                                                               1,691,774
                                                                                                                 -----------

Foreign Denominated - 1.6%
Euro - 1.6%
Culligan Finance Corp., BV 144A               8.000       10/1/2014             EUR             35,000                45,203
General Motors Acceptance Corp.               5.375        6/6/2011                             45,000                47,216
Hornbach Baumarkt AG 144A                     6.125      11/15/2014                             15,000                17,706
NTL Cable PLC                                 8.750       4/15/2014                             35,000                44,046
Remy Cointreau S.A. 144A                      6.500        7/1/2010                             40,000                51,420
Telenet Communications NV 144A                9.000      12/15/2013                            100,000               135,158
                                                                                                                 -----------
Total Foreign Denominated (Cost $328,285)                                                                            340,749
                                                                                                                 -----------
TOTAL BONDS AND NOTES (COST $18,998,525)                                                                          19,328,499
                                                                                                                 -----------

                                                                                              Shares
                                                                                             ---------
CONVERTIBLE PREFERRED STOCKS - 2.5%
Fannie Mae 7.00% CVT Pfd                                                                           300                16,444
Sovereign Capital Trust IV 4.375% CVT Pfd                                                        8,850               390,506
Tyco International Group SA 3.125% 144A CVT Pfd                                                105,000               138,994
                                                                                                                 -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $562,500)                                                                   545,944
                                                                                                                 -----------

INVESTMENT OF CASH COLLATERAL - 5.4%
BlackRock Cash Strategies L.L.C.
  (Cost $1,170,850)                           3.930                                          1,170,850             1,170,850
                                                                                                                 -----------
TOTAL UNAFFILIATED INVESTMENTS
  (Cost $20,731,875)                                                                                              21,045,293
                                                                                                                 -----------

AFFILIATED INVESTMENTS - 7.4%
Dreyfus Institutional Preferred Plus
  Money Market Fund (d) (Cost $1,596,252)     3.730                                          1,596,252             1,596,252
                                                                                                                 -----------
Total Investments - 105.4% (Cost $22,328,127)                                                                     22,641,545
Liabilities in Excess of Other Assets - (5.4%)                                                                    (1,151,584)
                                                                                                                 -----------
NET ASSETS - 100.0%                                                                                             $ 21,489,961
                                                                                                                ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. these securities may be resold in transactions exempt from registration to qualified buyers. At the period end the value of these securities amounted to $4,086,825 or 19.0% of net assets.
CVT-Convertible
(a) Variable Rate Security; rate indicated is as if 9/30/2005.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(c) Security, or a portion of thereof, was on loan at September 30, 2005.
(d) Affiliated institutional money market fund.
Eur-Euro
REIT-Real Estate Investment Trust

At September 30, 2005 the Fund held the following forward foreign currency exchange contracts:

                                                      Contract             Value at          Amount to     Unrealized
Contracts to Deliver     Local Principal Amount       Value Date       September 30, 2005     Receive      Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Euro                           296,000                12/21/2005         $ 357,154           $ 365,341      $ 8,186
                                                                         =============================================
Total

At September 30th, 2005, the Fund held the following open swap agreements:

Credit Default Swaps

                                                                                                         Unrealized
                                                 Buy/Sell     Pay/Receive   Expiration     Notional     Appreciation/
Counterparty        Reference Entity             Protection   Fixed Rate       Date         Amount     (Depreciation)
----------------------------------------------------------------------------------------------------------------------
JPMorgan            Cooper Tire & Rubber Co.,
                      7.750% due 12/15/2009      Buy          1.070%        9/20/2010      $ 100,000      $ 2,996
Merrill Lynch       Georgia-Pacific Corp.,
                      8.125%, 5/15/2011          Sell         1.600%        9/20/2010        420,000        8,015
Merrill Lynch       Meadwestvaco Corp.,
                      6.850% due 4/1/2012        Buy          0.770%        6/20/2009        420,000       (6,028)
                                                                                           ---------------------------
                                                                                           $ 940,000      $ 4,983
                                                                                           ===========================

September 30, 2005, the Fund held the following written option contracts:

Wriiten Put Options                                                 Contracts       Value
-------------------------------------------------------------------------------------------
U.S. Treasury Note 4.125% Put, Strike Price 96.328, 11/8/05            1            $   422
U.S. Treasury Note 4.25% Put, Strike Price 99.046875, 12/7/05          1              1,617
(premiums received $2,039)                                          -----------------------
                                                                       2            $ 2,039
                                                                    =======================

Wriiten Call Options                                                Contracts       Value
-------------------------------------------------------------------------------------------
U.S. Treasury Note 4.25% Call, Strike Price 101.546, 11/16/05          1            $   401
U.S. Treasury Note 4.25% Call, Strike Price 102.796, 12/7/05           1                302
(premiums received $2,025)                                          -----------------------
                                                                       2            $   703
                                                                    =======================

Item 2 -- Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

         Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                                   By:   /s/ Steven M. Anderson
                                         ---------------------------------------
                                         Steven M. Anderson
                                         Treasurer

                                   Date: November 29, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By:    /s/ Steven M. Anderson
                                         ---------------------------------------
                                         Steven M. Anderson
                                         Treasurer

                                  Date:  November 29, 2005


                                  By:    /s/ Patrick J. Sheppard
                                         ---------------------------------------
                                         Patrick J. Sheppard
                                         President

                                  Date:  November 29, 2005